GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were presented as follow:

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balance	331	43,631
Addition (1)	43,300	—
Accumulated impairment loss	—	(43,300)
Goodwill, net	43,631	331

(1)
Represent the goodwill in the acquisition of Tianjin Puxin in December, 2020, which was described as Note 3.